CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 17, 2020	Jul. 19, 2020
Current assets
Cash	$ 219,337			$ 406,126				$ 1,019,026
Prepaid expenses	92,375			126,667				456,634
Total current assets	311,712			532,793				1,475,660
Cash and investments held in trust account	9,574,661			278,836,080				278,767,785
TOTAL ASSETS	9,886,373			279,368,873				280,243,445
Current liabilities
Accrued expenses	1,839,394			767,253				194,699
Income taxes payable	26,729			0
Accrued offering costs								17,579
Total current liabilities	2,214,084			767,253				212,278
Derivative liabilities	722,400			11,275,369				21,912,800
Deferred underwriting fee payable	0			9,660,000				9,660,000	$ 9,660,000
TOTAL LIABILITIES	2,936,484			21,702,622				31,785,078
Commitments and Contingencies
Stockholders' Deficit
Preferred stock, $0.0001 par value; 2,000,000 shares authorized; none issued or outstanding	0			0				0
Additional paid-in capital	0			0				0
Accumulated deficit	(2,525,510)			(21,094,439)				(30,302,323)
Total Stockholders' Deficit	(2,524,820)	$ (3,397,128)	$ (13,225,580)	(21,093,749)	$ (25,050,278)	$ (29,286,164)	$ (24,391,902)	(30,301,633)		$ 0
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	9,886,373			279,368,873				280,243,445
Class A Common Stock Subject to Redemption
Current liabilities
Class A common stock subject to possible redemption 938,090 and 27,600,000 shares at $10.10 per share redemption value as of September 30, 2022 and December 31, 2021, respectively	9,474,709			278,760,000				278,760,000
Class B Common Stock
Stockholders' Deficit
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 6,900,000 shares issued and outstanding at June 30, 2022 and December 31, 2021	$ 690			$ 690				$ 690